Fair Value Measurements	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 8 — FAIR VALUE MEASUREMENTS

The Company carries cash, marketable investments and Private Warrants, at fair value. Fair value is based on the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement.

The Company determined the fair value of its Level 1 financial instruments, which are traded in active markets, using quoted market prices for identical instruments. The Company’s Cash held in Trust Account is classified within Level 1 of the fair value hierarchy.

The Company’s Private Warrants are valued as Level 2 instruments.

The estimated fair value of the Private Warrants is determined using Level 2 inputs for the period ended September 30, 2022. The estimated fair value of the Private Warrants was transferred from Level 3 to Level 2 during the period ended June 30, 2022. Inherent in a Black-Scholes pricing model are assumptions related to dividend yield, term, volatility and risk-free rate. The Company estimates the volatility of its common shares based on management’s understanding of the volatility associated with instruments of other similar entities. The risk-free interest rate is based on the U.S. Treasury rate matching the expected term of the warrants. The expected life of the warrants is simulated based on management assumptions regarding the timing and likelihood of completing our Initial Business Combination. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The fair value of the Private Warrants from the private placement that closed simultaneously with the closing of the Initial Public Offering was approximately $176,759, which was determined by the Black-Scholes Pricing Model with the following assumptions: dividend yield of 0%, term of 5 years, volatility of 13.5%, exercise price of $11.50 and risk-free rate of 0.81%. The fair value was $29,459 as of September 30, 2022, using the following assumptions: dividend yield of 0%, term of 3.00 years, volatility of 2.1%, exercise price of $11.50 and risk-free rate of 4.25%, resulting in a gain on change in fair value of warrant liability of $32,406 and $141,408 for the three and nine months ended September 30, 2022, respectively. The fair value was $170,867 as of December 31, 2021, using the following assumptions: dividend yield of 0%, term of 4.5 years, volatility of 11.8%, exercise price of $11.50 and risk-free rate of 1.19%.

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. During the period ended December 31, 2021, the Public Warrants began trading separately on September 7, 2021 at the option of the holder. The Company transferred the Private Warrants from Level 3 to Level 2 during the three months ended June 30, 2022, as the inputs significant to the valuation became observable as they are benchmarked to those used for the Public Warrants.

The following table presents information about the transfer to/from Levels 1, 2, and 3 within the fair value hierarchy during the period ended June 30, 2022. There were no transfers during the period ended September 30, 2022:

	Warrant liabilities	Total Level 3 Financial Instruments
Level 3 financial instruments as of December 31, 2021	$170,867	$170,867
Change in fair value	(67,758)	(67,758)
Level 3 financial instruments as of March 31, 2022	103,109	103,109
Change in fair value	(41,244)	(41,244)
Transfer to Level 2	(61,865)	(61,865)
Level 3 financial instruments as of June 30, 2022	$—	$—

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of September 30, 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		Fair value measurements at reporting date using:
Description	Fair Value	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Cash held in Trust Account – U.S. Money Market	$58,175,785	$58,175,785	$—	$—

Liabilities:
Warrant liabilities	$29,459	$—	$29,459	$—

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		Fair value measurements at reporting date using:
Description	Fair Value	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Cash held in Trust Account – U.S. Money Market	$57,340,207	$57,340,207	$—	$—

Liabilities:
Warrant liabilities	$170,867	$—	$—	$170,867

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

In order to calculate the fair value of the Public Warrants at the Initial Public Offering date for purposes of establishing the initial allocation of costs, the Company utilized the following inputs to the Monte Carlo simulation model for the initial measurement:

Underlying common stock price	$9.48
Risk free rate	0.82%
Unit purchase price	$10.00
Estimated term	5 Years
Volatility	13.5%

The Company is not required to re-measure the fair value of the Public Warrants since they are an equity-classified instrument.

NOTE 8 — FAIR VALUE MEASUREMENTS

The Company carries cash equivalents, marketable investments, Private Warrants, at fair value. Fair value is based on the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement.

The Company determined the fair value of its Level 1 financial instruments, which are traded in active markets, using quoted market prices for identical instruments. The Company’s Cash held in Trust Account is classified within Level 1 of the fair value hierarchy.

The Company’s warrant liability has been valued as Level 3 instruments.

The estimated fair value of the Private Warrants is determined using Level 3 inputs. Inherent in a Black-Scholes pricing model are assumptions related to dividend yield, term, volatility and risk-free rate. The Company estimates the volatility of its common shares based on management’s understanding of the volatility associated with instruments of other similar entities. The risk-free interest rate is based on the U.S. Treasury rate matching the expected term of the warrants. The expected life of the warrants is simulated based on management assumptions regarding the timing and likelihood of completing our Initial Business Combination. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.

The fair value of the Private Warrants from the private placement that closed simultaneously with the closing of the Initial Public Offering was approximately $176,759, which was determined by the Black-Scholes Pricing Model with the following assumptions: dividend yield of 0%, term of 5 years, volatility of 13.5%, exercise price of $11.50 and risk-free rate of 0.81%. The fair value was $170,867 as of December 31, 2021, using the following assumptions: dividend yield of 0%, term of 4.5 years, volatility of 11.8%, exercise price of $11.50 and risk-free rate of 1.19%, resulting in a gain on change in fair value of warrant liability of $5,892 for the period from March 18, 2021 (inception) through December 31, 2021.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		Fair value measurements at reporting date using:
Description	Fair Value	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Cash	$154,942	$154,942	$—	$—
Cash held in Trust Account – U.S. Money Market	$57,340,207	$57,340,207	$—	$—

Liabilities:
Warrant liabilities	$170,867	$—	$—	$170,867

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.